24. Equity (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity Details 2Abstract
Profit for the year	R$ 2,835,068	R$ 2,519,310	R$ 2,947,098
Legal reserve	141,755	125,965	147,355
Minimum mandatory dividends	673,328	598,336	699,936
Additional proposed dividends	118,859	105,543	123,557
Investment reserve recorded	R$ 1,901,126	R$ 1,689,466	R$ 1,976,250